PHOENIX INVESTMENT PARTNERS

SEMIANNUAL REPORT

FEBRUARY 29, 2000



DUFF&PHELPS

OAKHURST


Phoenix-Duff & Phelps
Core Equity Fund


Phoenix-Oakhurst
Growth & Income
Fund
















[LOGO]
PHOENIX
INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix-Oakhurst Growth & Income Fund for the six months ended February 29, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MARCH 22, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Duff & Phelps Core Equity Fund

                        INVESTMENTS AT FEBRUARY 29, 2000
                                  (UNAUDITED)

                                              SHARES      VALUE
                                              -------  -----------
COMMON STOCKS--100.3%

BANKS (MAJOR REGIONAL)--0.9%
Wells Fargo Co..........................        9,500  $   314,094

BANKS (MONEY CENTER)--1.6%
Firstar Corp............................       31,100      553,969

CHEMICALS--1.6%
Dow Chemical Co. (The)..................        2,850      309,225
Praxair, Inc............................        7,450      251,437
                                                       -----------
                                                           560,662
                                                       -----------

COMMUNICATIONS EQUIPMENT--9.2%
Lucent Technologies, Inc................       19,350    1,151,325
Motorola, Inc...........................       12,000    2,046,000
                                                       -----------
                                                         3,197,325
                                                       -----------

COMPUTERS (HARDWARE)--6.1%
Dell Computer Corp.(b)..................       10,100      412,206
International Business Machines Corp....        6,650      678,300
Sun Microsystems, Inc.(b)...............       10,850    1,033,462
                                                       -----------
                                                         2,123,968
                                                       -----------
COMPUTERS (NETWORKING)--4.6%
Cisco Systems, Inc.(b)..................       12,124    1,602,641

COMPUTERS (PERIPHERALS)--3.8%
EMC Corp.(b)............................       11,000    1,309,000

COMPUTERS (SOFTWARE & SERVICES)--4.5%
Microsoft Corp.(b)......................       17,500    1,564,062

CONSUMER FINANCE--2.6%
Providian Financial Corp................       13,650      884,691

ELECTRIC COMPANIES--2.8%
Duke Energy Corp........................       20,200      979,700

ELECTRICAL EQUIPMENT--3.9%
General Electric Co.....................       10,100    1,335,094

ELECTRONICS (SEMICONDUCTORS)--3.1%
Intel Corp..............................        9,550    1,079,150

                                              SHARES      VALUE
                                              -------  -----------

FINANCIAL (DIVERSIFIED)--2.8%
Fannie Mae..............................       18,500  $   980,500

HEALTH CARE (DIVERSIFIED)--3.4%
Warner-Lambert Co.......................       13,650    1,167,928

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.2%
Lilly (Eli) & Co........................       12,550      745,941

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--4.3%
Medtronic, Inc..........................       30,450    1,474,922

HOUSEHOLD PRODUCTS (NON-DURABLE)--3.9%
Kimberly-Clark Corp.....................       13,300      687,444
Procter & Gamble Co. (The)..............        7,600      668,800
                                                       -----------
                                                         1,356,244
                                                       -----------

INSURANCE (PROPERTY-CASUALTY)--2.2%
MGIC Investment Corp....................       19,900      743,762

INSURANCE BROKERS--2.0%
Marsh & McLennan Cos., Inc..............        9,150      707,981

MANUFACTURING (DIVERSIFIED)--4.6%
Honeywell International, Inc............       17,900      861,437
Tyco International Ltd..................       19,200      728,400
                                                       -----------
                                                         1,589,837
                                                       -----------

OFFICE EQUIPMENT & SUPPLIES--2.0%
Pitney Bowes, Inc.......................       14,100      697,950

OIL & GAS (EXPLORATION & PRODUCTION)--1.0%
Unocal Corp.............................       12,900      345,075

OIL (DOMESTIC INTEGRATED)--2.4%
Conoco, Inc. Class A....................       42,500      815,469

OIL (INTERNATIONAL INTEGRATED)--1.5%
Exxon Mobil Corp........................        6,980      525,681

PAPER & FOREST PRODUCTS--1.6%
Georgia-Pacific Group...................       16,000      555,000

PERSONAL CARE--1.2%
Estee Lauder Companies, Inc. Class A....        9,400      407,725

2                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                                              SHARES      VALUE
                                              -------  -----------
RESTAURANTS--2.2%
McDonald's Corp.........................       24,600  $   776,438

RETAIL (DEPARTMENT STORES)--1.8%
Federated Department Stores, Inc.(b)....       16,800      616,350
RETAIL (DRUG STORES)--2.4%
CVS Corp................................       24,050      841,750
RETAIL (GENERAL MERCHANDISE)--2.2%
Target Corp.............................       12,800      755,200

SERVICES (ADVERTISING/MARKETING)--1.6%
Omnicom Group, Inc......................        5,950      560,416
SERVICES (COMPUTER SYSTEMS)--2.1%
Computer Sciences Corp.(b)..............        9,400      740,838

SERVICES (DATA PROCESSING)--2.3%
First Data Corp.........................       17,500      787,500

TELECOMMUNICATIONS (LONG DISTANCE)--4.3%
MCI WorldCom, Inc.(b)...................       19,400      865,725
Sprint Corp.............................       10,450      637,450
                                                       -----------
                                                         1,503,175
                                                       -----------

TELEPHONE--1.6%
GTE Corp................................        9,300      548,700
------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $30,359,354)                           34,748,738
------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--100.3%
(IDENTIFIED COST $30,359,354)                           34,748,738
------------------------------------------------------------------

                                                SHARES       VALUE
                                              ----------  -----------
SHORT-TERM OBLIGATIONS--4.4%

MONEY MARKET MUTUAL FUNDS--4.4%
State Street Global Advisors Seven Seas
Money Market Fund (5.51% seven day
effective yield)........................      1,530,978   $ 1,530,978
---------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,530,978)                                1,530,978
---------------------------------------------------------------------

TOTAL INVESTMENTS--104.7%
(IDENTIFIED COST $31,890,332)                                  36,279,716(a)
Cash and receivables, less liabilities--(4.7%)                 (1,641,641)
                                                              -----------
NET ASSETS--100.0%                                            $34,638,075
                                                              ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,379,326 and gross depreciation of $3,135,056 for federal income tax purposes. At February 29, 2000, the aggregate cost of securities for federal income tax purposes was $32,035,446.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $31,890,332)                               $   36,279,716
Receivables
  Investment securities sold                                         305,331
  Dividends and interest                                              53,545
  Receivable from adviser                                             28,257
  Fund shares sold                                                     2,771
Prepaid expenses                                                         739
                                                              --------------
    Total assets                                                  36,670,359
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          1,689,968
  Investment securities purchased                                    257,120
  Transfer agent fee                                                  15,796
  Distribution fee                                                    13,142
  Trustees' fee                                                        9,946
  Financial agent fee                                                  6,646
Accrued expenses                                                      39,666
                                                              --------------
    Total liabilities                                              2,032,284
                                                              --------------
NET ASSETS                                                    $   34,638,075
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   31,332,397
Undistributed net investment loss                                    (92,944)
Accumulated net realized loss                                       (990,762)
Net unrealized appreciation                                        4,389,384
                                                              --------------
NET ASSETS                                                    $   34,638,075
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $25,972,056)                 2,212,184
Net asset value per share                                             $11.74
Offering price per share $11.74/(1-4.75%)                             $12.33
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,741,560)                    584,426
Net asset value and offering price per share                          $11.54
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,924,459)                    166,789
Net asset value and offering price per share                          $11.54

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      212,936
Interest                                                               7,247
                                                              --------------
    Total investment income                                          220,183
                                                              --------------
EXPENSES
Investment advisory fee                                              163,279
Distribution fee, Class A                                             40,753
Distribution fee, Class B                                             43,093
Distribution fee, Class C                                             11,601
Financial agent fee                                                   38,742
Transfer agent                                                        35,901
Registration                                                          14,580
Professional                                                           8,534
Trustees                                                               8,454
Printing                                                               8,432
Custodian                                                              6,132
Miscellaneous                                                          2,552
                                                              --------------
    Total expenses                                                   382,053
    Less expenses borne by investment adviser                        (68,926)
                                                              --------------
    Net expenses                                                     313,127
                                                              --------------
NET INVESTMENT LOSS                                                  (92,944)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (807,698)
Net change in unrealized appreciation (depreciation) on
  investments                                                         26,333
                                                              --------------
NET LOSS ON INVESTMENTS                                             (781,365)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     (874,309)
                                                              ==============

4                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            2/29/00     Year Ended
                                          (Unaudited)     8/31/99
                                          ------------  -----------
FROM OPERATIONS
  Net investment income (loss)            $    (92,944) $   (58,694)
  Net realized gain (loss)                    (807,698)     944,586
  Net change in unrealized appreciation
    (depreciation)                              26,333    8,988,251
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (874,309)   9,874,143
                                          ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                 (749,891)    (261,214)
  Net realized gains, Class B                 (223,144)     (57,305)
  Net realized gains, Class C                  (57,248)     (20,502)
                                          ------------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,030,283)    (339,021)
                                          ------------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (178,122
    and 1,335,911 shares, respectively)      2,268,248   15,137,826
  Net asset value of shares issued from
    reinvestment of distributions
    (58,263 and 21,036 shares,
    respectively)                              735,279      253,063
  Cost of shares repurchased (1,360,802
    and 318,410 shares, respectively)      (16,810,544)  (3,902,092)
                                          ------------  -----------
Total                                      (13,807,017)  11,488,797
                                          ------------  -----------
CLASS B
  Proceeds from sales of shares (23,285
    and 163,890 shares, respectively)          286,685    1,900,577
  Net asset value of shares issued from
    reinvestment of distributions
    (16,418 and 1,664 shares,
    respectively)                              203,748       19,857
  Cost of shares repurchased (219,972
    and 94,004 shares, respectively)        (2,751,943)  (1,146,586)
                                          ------------  -----------
Total                                       (2,261,510)     773,848
                                          ------------  -----------
CLASS C
  Proceeds from sales of shares (14,736
    and 54,557 shares, respectively)           180,286      630,490
  Net asset value of shares issued from
    reinvestment of distributions (4,208
    and 317 shares, respectively)               52,259        3,792
  Cost of shares repurchased (56,170 and
    106,979 shares, respectively)             (717,160)  (1,323,676)
                                          ------------  -----------
Total                                         (484,615)    (689,394)
                                          ------------  -----------
CLASS M
  Cost of shares repurchased (0 and
    10,032 shares, respectively)                    --     (109,546)
                                          ------------  -----------
Total                                               --     (109,546)
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (16,553,142)  11,463,705
                                          ------------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (18,457,734)  20,998,827
NET ASSETS
  Beginning of period                       53,095,809   32,096,982
                                          ------------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($92,944) AND $0,
    RESPECTIVELY]                         $ 34,638,075  $53,095,809
                                          ============  ===========

                       See Notes to Financial Statements                       5

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS A
                                                  ----------------------------------------
                                                  SIX MONTHS                       FROM
                                                     ENDED          YEAR        INCEPTION
                                                    2/29/00         ENDED       9/25/97 TO
                                                  (UNAUDITED)      8/31/99       8/31/98
Net asset value, beginning of period                $ 12.37        $  9.87       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.02)          0.01            --
  Net realized and unrealized gain (loss)             (0.30)          2.57         (0.09)
                                                    -------        -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                (0.32)          2.58         (0.09)
                                                    -------        -------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (0.31)         (0.08)           --
  In excess of net investment income                     --             --         (0.04)
                                                    -------        -------       -------
      TOTAL DISTRIBUTIONS                             (0.31)         (0.08)        (0.04)
                                                    -------        -------       -------
Change in net asset value                             (0.63)          2.50         (0.13)
                                                    -------        -------       -------
NET ASSET VALUE, END OF PERIOD                      $ 11.74        $ 12.37       $  9.87
                                                    =======        =======       =======
Total return(2)                                       (2.73)%(5)     26.12%        (0.93)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $25,972        $41,272       $22,683

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                1.25%(6)       1.25%         1.25%(6)
  Net investment income (loss)                        (0.24)%(6)      0.06%         0.02%(6)
Portfolio turnover                                       34%(5)         82%           83%(5)

                                                                  CLASS B
                                                  ----------------------------------------
                                                  SIX MONTHS                       FROM
                                                     ENDED          YEAR        INCEPTION
                                                    2/29/00         ENDED       9/25/97 TO
                                                  (UNAUDITED)      8/31/99       8/31/98
Net asset value, beginning of period                $ 12.20        $  9.81       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.06)         (0.08)        (0.08)
  Net realized and unrealized gain (loss)             (0.29)          2.55         (0.08)
                                                    -------        -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                (0.35)          2.47         (0.16)
                                                    -------        -------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (0.31)         (0.08)           --
  In excess of net investment income                     --             --         (0.03)
                                                    -------        -------       -------
      TOTAL DISTRIBUTIONS                             (0.31)         (0.08)        (0.03)
                                                    -------        -------       -------
Change in net asset value                             (0.66)          2.39         (0.19)
                                                    -------        -------       -------
NET ASSET VALUE, END OF PERIOD                      $ 11.54        $ 12.20       $  9.81
                                                    =======        =======       =======
Total return(2)                                       (3.02)%(5)     25.16%        (1.61)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $6,742         $9,333        $6,801

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                2.00%(6)       2.00%         2.00%(6)
  Net investment income (loss)                        (0.97)%(6)     (0.69)%       (0.73)%(6)
Portfolio turnover                                       34%(5)         82%           83%(5)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.57%, 1.43% and 2.95% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.32%, 2.18% and 3.70% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(5)  Not annualized.
(6)  Annualized.

                       See Notes to Financial Statements
6

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                                  -------------------------------------------
                                                  SIX MONTHS                          FROM
                                                     ENDED          YEAR           INCEPTION
                                                    2/29/00         ENDED          9/25/97 TO
                                                  (UNAUDITED)      8/31/99          8/31/98
Net asset value, beginning of period                $ 12.21        $  9.82          $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(1)                     (0.06)         (0.08)           (0.08)
  Net realized and unrealized gain (loss)             (0.30)          2.55            (0.07)
                                                    -------        -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                (0.36)          2.47            (0.15)
                                                    -------        -------          -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                   (0.31)         (0.08)              --
  In excess of net investment income                     --             --            (0.03)
                                                    -------        -------          -------
      TOTAL DISTRIBUTIONS                             (0.31)         (0.08)           (0.03)
                                                    -------        -------          -------
Change in net asset value                             (0.67)          2.39            (0.18)
                                                    -------        -------          -------
NET ASSET VALUE, END OF PERIOD                      $ 11.54        $ 12.21          $  9.82
                                                    =======        =======          =======
Total return(2)                                       (3.10)%(4)     25.13%           (1.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $1,924         $2,491           $2,514

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                2.00%(5)       2.00%            2.00%(5)
  Net investment income (loss)                        (0.97)%(5)     (0.70)%          (0.73)%(5)
Portfolio turnover                                       34%(4)         82%              83%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.32%, 2.18% and 3.70% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(4)  Not annualized.
(5)  Annualized.

                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                        INVESTMENTS AT FEBRUARY 29, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--94.5%

AEROSPACE/DEFENSE--1.4%
Boeing Co. (The)........................        84,900  $  3,130,687
General Dynamics Corp...................        68,100     2,945,325
                                                        ------------
                                                           6,076,012
                                                        ------------
ALUMINUM--0.3%
Alcoa, Inc..............................        20,000     1,370,000

AUTO PARTS & EQUIPMENT--0.1%
TRW, Inc................................        12,400       595,200

AUTOMOBILES--2.6%
Ford Motor Co...........................       157,800     6,568,425
General Motors Corp.....................        68,500     5,210,281
                                                        ------------
                                                          11,778,706
                                                        ------------

BANKS (MAJOR REGIONAL)--0.3%
Wells Fargo Co..........................        46,400     1,534,100

BANKS (MONEY CENTER)--2.8%
Bank of America Corp....................        35,200     1,621,400
Chase Manhattan Corp. (The).............        93,700     7,460,862
Morgan (J.P.) & Co., Inc................        33,000     3,663,000
                                                        ------------
                                                          12,745,262
                                                        ------------
BANKS (REGIONAL)--0.6%
Cullen/Frost Bankers, Inc...............        30,000       645,000
UnionBanCal Corp........................        64,200     2,062,425
                                                        ------------
                                                           2,707,425
                                                        ------------

BEVERAGES (ALCOHOLIC)--0.5%
Anheuser-Busch Cos., Inc................        26,400     1,692,900
Coors (Adolph) Co. Class B..............         9,500       416,812
                                                        ------------
                                                           2,109,712
                                                        ------------
BEVERAGES (NON-ALCOHOLIC)--0.8%
Coca-Cola Co. (The).....................        60,900     2,949,844
PepsiCo, Inc............................        23,400       754,650
                                                        ------------
                                                           3,704,494
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

BIOTECHNOLOGY--0.2%
Amgen, Inc.(b)..........................         9,900  $    675,056

BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
CBS Corp.(b)............................         8,500       506,281
Chris-Craft Industries, Inc.(b).........         4,600       302,737
Clear Channel Communications, Inc.(b)...        12,500       832,812
                                                        ------------
                                                           1,641,830
                                                        ------------

BUILDING MATERIALS--0.0%
Owens Corning...........................        14,700       213,150

CHEMICALS--1.0%
Dow Chemical Co. (The)..................        25,200     2,734,200
Du Pont (E.I.) de Nemours & Co..........        38,000     1,919,000
                                                        ------------
                                                           4,653,200
                                                        ------------

CHEMICALS (SPECIALTY)--0.3%
Lubrizol Corp. (The)....................        45,700     1,133,931

COMMUNICATIONS EQUIPMENT--3.6%
ADC Telecommunications, Inc.(b).........        34,200     1,534,725
Lucent Technologies, Inc................        88,900     5,289,550
Motorola, Inc...........................        32,000     5,456,000
QUALCOMM, Inc.(b).......................        19,800     2,820,262
Scientific-Atlanta, Inc.................         7,300       749,619
Tellabs, Inc.(b)........................         9,200       441,600
                                                        ------------
                                                          16,291,756
                                                        ------------

COMPUTERS (HARDWARE)--5.3%
Apple Computer, Inc.(b).................        23,300     2,670,762
Dell Computer Corp.(b)..................        65,000     2,652,812
Electronics for Imaging, Inc.(b)........        31,800     1,888,125
Hewlett-Packard Co......................        51,600     6,940,200
International Business Machines Corp....        53,700     5,477,400
NCR Corp.(b)............................        16,100       610,794
Sun Microsystems, Inc.(b)...............        37,700     3,590,925
                                                        ------------
                                                          23,831,018
                                                        ------------

COMPUTERS (NETWORKING)--3.7%
Cabletron Systems, Inc.(b)..............        50,300     2,464,700
Cisco Systems, Inc.(b)..................       107,000    14,144,062

8                      See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (NETWORKING)--CONTINUED
MatrixOne, Inc.(b)......................         1,000  $     25,000
Onvia.com, Inc.(b)......................           500        10,500
                                                        ------------
                                                          16,644,262
                                                        ------------
COMPUTERS (PERIPHERALS)--0.5%
EMC Corp.(b)............................        18,600     2,213,400

COMPUTERS (SOFTWARE & SERVICES)--7.8%
Adobe Systems, Inc......................        17,100     1,744,200
America Online, Inc.(b).................        80,600     4,755,400
Computer Associates International,
Inc.....................................        23,400     1,504,912
Compuware Corp.(b)......................        25,200       557,550
Informix Corp.(b).......................        46,600       745,600
Microsoft Corp.(b)......................       191,000    17,070,625
Oracle Corp.(b).........................        74,800     5,553,900
Rational Software Corp.(b)..............         7,000       497,875
Sterling Software, Inc.(b)..............        10,100       362,337
USWeb Corp.(b)..........................         9,100       353,762
Yahoo!, Inc.(b).........................        12,000     1,916,250
                                                        ------------
                                                          35,062,411
                                                        ------------
CONSUMER FINANCE--0.4%
MBNA Corp...............................        59,000     1,342,250
Providian Financial Corp................         7,200       466,650
                                                        ------------
                                                           1,808,900
                                                        ------------
CONTAINERS & PACKAGING (PAPER)--0.2%
Temple-Inland, Inc......................        14,400       736,200
CONTAINERS (METAL & GLASS)--0.1%
Ball Corp...............................        14,800       398,675

DISTRIBUTORS (FOOD & HEALTH)--0.6%
Andrx Corp.(b)..........................         4,600       441,887
Cardinal Health, Inc....................        18,400       759,000
Patterson Dental Co.(b).................        13,200       475,612
SUPERVALU, Inc..........................        51,100       878,281
                                                        ------------
                                                           2,554,780
                                                        ------------

ELECTRIC COMPANIES--3.7%
DTE Energy Co...........................        82,700     2,496,506
Duke Energy Corp........................        71,300     3,458,050
Edison International....................        85,300     2,244,456
Energy East Corp........................       105,200     2,209,200
GPU, Inc................................        56,300     1,400,462
Minnesota Power, Inc....................        33,400       511,437
PECO Energy Co..........................        19,900       742,519

                                               SHARES      VALUE
                                              --------  ------------
ELECTRIC COMPANIES--CONTINUED
Public Service Enterprise Group, Inc....        10,400  $    301,600
Reliant Energy, Inc.....................        42,000       863,625
Unicom Corp.............................        16,800       635,250
UtiliCorp United, Inc...................       104,800     1,716,100
                                                        ------------
                                                          16,579,205
                                                        ------------

ELECTRICAL EQUIPMENT--4.1%
General Electric Co.....................       124,100    16,404,469
Solectron Corp.(b)......................        15,000       982,500
Vishay Intertechnology, Inc.(b).........        20,200       868,600
                                                        ------------
                                                          18,255,569
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--5.9%
Adaptec, Inc.(b)........................        23,700       971,700
Conexant Systems, Inc.(b)...............        12,600     1,237,950
Cypress Semiconductor Corp.(b)..........        13,600       620,500
Integrated Device Technology, Inc.(b)...        24,700       910,812
Intel Corp..............................       123,200    13,921,600
Micron Technology, Inc.(b)..............        18,400     1,804,350
National Semiconductor Corp.(b).........        15,100     1,134,387
Texas Instruments, Inc..................        34,600     5,760,900
                                                        ------------
                                                          26,362,199
                                                        ------------

ENTERTAINMENT--1.5%
Time Warner, Inc........................        46,800     4,001,400
Viacom, Inc. Class B(b).................        50,100     2,793,075
                                                        ------------
                                                           6,794,475
                                                        ------------

EQUIPMENT (SEMICONDUCTOR)--1.5%
Applied Materials, Inc.(b)..............        20,900     3,823,394
Electoglas, Inc.(b).....................        21,100       821,581
KLA-Tencor Corp.(b).....................         9,600       748,200
Lam Research Corp.(b)...................         3,800       593,275
Teradyne, Inc.(b).......................         9,000       783,000
                                                        ------------
                                                           6,769,450
                                                        ------------

FINANCIAL (DIVERSIFIED)--5.5%
Ambac Financial Group, Inc..............        19,000       834,812
American Express Co.....................         3,000       402,562
Citigroup, Inc..........................       228,400    11,805,425
Fannie Mae..............................        68,200     3,614,600
Freddie Mac.............................        28,000     1,169,000
Morgan Stanley Dean Witter & Co.........        98,800     6,959,225
                                                        ------------
                                                          24,785,624
                                                        ------------

                       See Notes to Financial Statements                       9

Phoenix-Oakhurst Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
FOODS--1.3%
Hormel Foods Corp.......................        63,600  $  1,061,325
International Home Foods, Inc.(b).......        64,600     1,094,163
Keebler Foods Co.(b)....................        39,000       989,625
Kellogg Co..............................        26,000       658,125
Quaker Oats Co. (The)...................        37,300     2,011,869
                                                        ------------
                                                           5,815,107
                                                        ------------
FOOTWEAR--0.1%
NIKE, Inc. Class B......................        10,000       284,375

HARDWARE & TOOLS--0.1%
Black & Decker Corp. (The)..............        10,300       339,256

HEALTH CARE (DIVERSIFIED)--3.3%
Abbott Laboratories.....................        27,100       887,525
Allergan, Inc...........................        11,500       578,594
American Home Products Corp.............        47,000     2,044,500
Bristol-Myers Squibb Co.................        91,600     5,204,025
Johnson & Johnson.......................        43,300     3,106,775
Mallinckrodt, Inc.......................        12,600       310,275
Warner-Lambert Co.......................        30,400     2,601,100
                                                        ------------
                                                          14,732,794
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.6%
Lilly (Eli) & Co........................        57,500     3,417,656
Merck & Co., Inc........................        59,500     3,662,969
Pfizer, Inc.............................       167,200     5,371,300
Pharmacia & Upjohn, Inc.................        44,600     2,124,075
Schering-Plough Corp....................        49,600     1,729,800
                                                        ------------
                                                          16,305,800
                                                        ------------
HEALTH CARE (MANAGED CARE)--1.2%
Oxford Health Plans, Inc.(b)............        25,000       385,938
PacifiCare Health Systems, Inc.(b)......        13,300       604,319
Trigon Healthcare, Inc.(b)..............        34,200     1,092,263
United HealthCare Corp..................        35,800     1,830,275
Wellpoint Health Networks, Inc.(b)......        19,700     1,329,750
                                                        ------------
                                                           5,242,545
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.4%
Bausch & Lomb, Inc......................        16,200       854,550
Baxter International, Inc...............        20,500     1,117,250
                                                        ------------
                                                           1,971,800
                                                        ------------
HOMEBUILDING--0.0%
Pulte Corp..............................        12,600       211,838

                                               SHARES      VALUE
                                              --------  ------------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
Whirlpool Corp..........................        19,900  $  1,080,819

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.6%
Church & Dwight Co., Inc................        23,400       399,263
Kimberly-Clark Corp.....................        55,400     2,863,488
Procter & Gamble Co. (The)..............        44,900     3,951,200
                                                        ------------
                                                           7,213,951
                                                        ------------

HOUSEWARES--0.3%
Tupperware Corp.........................        66,300     1,139,531

INSURANCE (LIFE/HEALTH)--0.4%
Lincoln National Corp...................        62,900     1,749,406

INSURANCE (MULTI-LINE)--0.5%
CIGNA Corp..............................        27,200     2,007,700
Loews Corp..............................         8,000       356,000
                                                        ------------
                                                           2,363,700
                                                        ------------

INSURANCE (PROPERTY-CASUALTY)--0.0%
MGIC Investment Corp....................         4,200       156,975

INSURANCE BROKERS--0.6%
Gallagher (Arthur J.) & Co..............        15,500       792,438
Marsh & McLennan Cos., Inc..............        21,700     1,679,038
                                                        ------------
                                                           2,471,476
                                                        ------------

INVESTMENT BANKING/BROKERAGE--1.4%
AXA Financial, Inc......................        55,400     1,658,538
Donaldson, Lufkin & Jenrette, Inc. -
DLJ.....................................         8,800       382,250
Lehman Brothers Holdings, Inc...........        17,500     1,268,750
Merrill Lynch & Co., Inc................        28,000     2,870,000
                                                        ------------
                                                           6,179,538
                                                        ------------

IRON & STEEL--0.3%
Nucor Corp..............................        27,700     1,376,344

LODGING-HOTELS--0.2%
Carnival Corp...........................        23,300       671,331

MACHINERY (DIVERSIFIED)--0.8%
Dover Corp..............................        59,000     2,275,188
Ingersoll-Rand Co.......................        15,500       593,844
Tecumseh Products Co. Class A...........        16,100       694,313
                                                        ------------
                                                           3,563,345
                                                        ------------

10                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
MANUFACTURING (DIVERSIFIED)--2.5%
American Standard Cos., Inc.(b).........        28,000  $    976,500
Honeywell International, Inc............        12,000       577,500
Minnesota Mining and Manufacturing
Co......................................        35,200     3,102,000
Tyco International Ltd..................       120,000     4,552,500
United Technologies Corp................        41,800     2,129,188
                                                        ------------
                                                          11,337,688
                                                        ------------

MANUFACTURING (SPECIALIZED)--0.0%
Briggs & Stratton Corp..................         4,000       133,750

NATURAL GAS--0.3%
Equitable Resources, Inc................        34,300     1,294,825
OIL & GAS (EXPLORATION & PRODUCTION)--1.1%
Anadarko Petroleum Corp.................        25,700       790,275
Apache Corp.............................        49,700     1,814,050
Kerr-McGee Corp.........................        33,400     1,494,650
Unocal Corp.............................        30,500       815,875
                                                        ------------
                                                           4,914,850
                                                        ------------

OIL & GAS (REFINING & MARKETING)--0.4%
Ultramar Diamond Shamrock Corp..........        73,700     1,598,369
OIL (DOMESTIC INTEGRATED)--0.7%
Atlantic Richfield Co...................        43,000     3,053,000

OIL (INTERNATIONAL INTEGRATED)--2.5%
Chevron Corp............................        49,800     3,719,438
Exxon Mobil Corp........................        90,000     6,778,125
Texaco, Inc.............................        15,800       749,513
                                                        ------------
                                                          11,247,076
                                                        ------------

PAPER & FOREST PRODUCTS--0.9%
Champion International Corp.............        25,000     1,293,750
Georgia-Pacific Group...................        22,000       763,125
International Paper Co..................        12,800       471,200
Weyerhaeuser Co.........................        29,200     1,498,325
Willamette Industries, Inc..............         4,200       142,538
                                                        ------------
                                                           4,168,938
                                                        ------------

PERSONAL CARE--0.1%
Alberto-Culver Co. Class B..............        20,800       444,600
PHOTOGRAPHY/IMAGING--0.3%
Eastman Kodak Co........................        24,000     1,375,500

PUBLISHING--0.1%
Reader's Digest Association, Inc.
(The)...................................        16,500       567,188

                                               SHARES      VALUE
                                              --------  ------------

PUBLISHING (NEWSPAPERS)--0.6%
Knight-Ridder, Inc......................        23,800  $  1,115,625
Times Mirror Co. (The) Class A..........         5,200       265,200
Tribune Co..............................        34,500     1,343,344
                                                        ------------
                                                           2,724,169
                                                        ------------

RAILROADS--0.3%
Union Pacific Corp......................        35,600     1,352,800

RESTAURANTS--0.2%
Darden Restaurants, Inc.................        25,300       333,644
Tricon Global Restaurants, Inc.(b)......        15,300       407,363
                                                        ------------
                                                             741,007
                                                        ------------

RETAIL (BUILDING SUPPLIES)--1.0%
Home Depot, Inc. (The)..................        66,000     3,815,625
Lowe's Companies., Inc..................        14,100       671,513
                                                        ------------
                                                           4,487,138
                                                        ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Best Buy Co., Inc.(b)...................        20,400     1,109,250
Circuit City Stores-Circuit City
Group...................................        13,000       524,875
                                                        ------------
                                                           1,634,125
                                                        ------------

RETAIL (DEPARTMENT STORES)--0.3%
Federated Department Stores, Inc.(b)....        39,900     1,463,831

RETAIL (DISCOUNTERS)--0.0%
Ross Stores, Inc........................        14,000       203,000

RETAIL (GENERAL MERCHANDISE)--2.0%
Costco Wholesale Corp.(b)...............        24,600     1,220,775
Target Corp.............................         9,000       531,000
Wal-Mart Stores, Inc....................       147,400     7,176,538
                                                        ------------
                                                           8,928,313
                                                        ------------

RETAIL (SPECIALTY)--0.1%
Zale Corp.(b)...........................        10,300       387,538

RETAIL (SPECIALTY-APPAREL)--0.5%
Abercrombie & Fitch Co. Class A(b)......        17,200       252,625
Gap, Inc. (The).........................        24,900     1,202,981
Limited, Inc. (The).....................        20,400       693,600
                                                        ------------
                                                           2,149,206
                                                        ------------

SERVICES (ADVERTISING/MARKETING)--0.1%
Omnicom Group, Inc......................         5,600       527,450

                       See Notes to Financial Statements                      11

Phoenix-Oakhurst Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
SERVICES (COMMERCIAL & CONSUMER)--0.4%
Block (H&R), Inc........................        29,900  $  1,311,863
Hertz Corp. (The) Class A...............         8,100       290,081
                                                        ------------
                                                           1,601,944
                                                        ------------

SERVICES (COMPUTER SYSTEMS)--0.4%
Electronic Data Systems Corp............        30,800     1,994,300

SERVICES (DATA PROCESSING)--0.8%
Concord EFS, Inc.(b)....................        18,400       359,950
First Data Corp.........................        48,400     2,178,000
Fiserv, Inc.(b).........................        30,700       837,534
                                                        ------------
                                                           3,375,484
                                                        ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.0%
Nextel Communications, Inc. Class
A(b)....................................        15,700     2,140,106
Sprint Corp. (PCS Group)(b).............        41,400     2,142,450
                                                        ------------
                                                           4,282,556
                                                        ------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.4%
AT&T Corp...............................       106,100     5,245,319
MCI WorldCom, Inc.(b)...................       128,000     5,712,000
                                                        ------------
                                                          10,957,319
                                                        ------------

TELEPHONE--2.6%
Bell Atlantic Corp......................        57,100     2,794,331
BellSouth Corp..........................        71,000     2,893,250
GTE Corp................................        25,300     1,492,700
SBC Communications, Inc.................       113,700     4,320,600
                                                        ------------
                                                          11,500,881
                                                        ------------
TEXTILES (APPAREL)--0.1%
Jones Apparel Group, Inc.(b)............        21,100       477,388

TOBACCO--0.4%
Philip Morris Companies, Inc............        86,100     1,727,381
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $375,526,140)                           423,547,547
--------------------------------------------------------------------

                                               SHARES      VALUE
                                              --------  ------------
FOREIGN COMMON STOCKS--2.4%

COMMUNICATIONS EQUIPMENT--0.9%
Nortel Networks Corp. (Canada)..........        34,600  $  3,857,900

FOODS--0.4%
Unilever NV NY Registered Shares
(Netherlands)...........................        35,900     1,633,450

OIL (INTERNATIONAL INTEGRATED)--0.9%
BP Amoco PLC Sponsored ADR (United
Kingdom)................................        11,000       517,000

Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands)....................        71,600     3,759,000
                                                        ------------
                                                           4,276,000
                                                        ------------

RAILROADS--0.2%
Canadian National Railway Co.
(Canada)................................        35,200       829,400
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,675,709)                              10,596,750
--------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--2.8%

S&P 500 Depository Receipts.............        89,900    12,330,347
--------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $10,911,212)                             12,330,347
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $396,113,061)                          446,474,644(a)
Cash and receivables, less liabilities--0.3%              1,496,139
                                                       ------------
NET ASSETS--100.0%                                     $447,970,783
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $85,747,826 and gross depreciation of $35,996,732 for federal income tax purposes. At
     February 29, 2000 the aggregate cost of securities for federal income tax purposes was $396,723,550.
(b)  Non-income producing.

12
                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $396,113,061)                              $  446,474,644
Cash                                                                 718,028
Receivables
  Investment securities sold                                      12,138,423
  Fund shares sold                                                 2,338,553
  Dividends and interest                                             590,825
Prepaid expenses                                                       2,655
                                                              --------------
    Total assets                                                 462,263,128
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 12,226,154
  Fund shares repurchased                                          1,495,415
  Investment advisory fee                                            201,781
  Distribution fee                                                   213,735
  Transfer agent fee                                                  33,497
  Financial agent fee                                                 26,905
  Trustees' fee                                                        9,946
Accrued expenses                                                      84,912
                                                              --------------
    Total liabilities                                             14,292,345
                                                              --------------
NET ASSETS                                                    $  447,970,783
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  398,130,357
Undistributed net investment loss                                   (364,052)
Accumulated net realized loss                                       (157,105)
Net unrealized appreciation                                       50,361,583
                                                              --------------
NET ASSETS                                                    $  447,970,783
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $240,373,778)               16,195,933
Net asset value per share                                             $14.84
Offering price per share $14.84/(1-4.75%)                             $15.58
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $124,868,096)                8,540,893
Net asset value and offering price per share                          $14.62
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $82,728,909)                 5,657,202
Net asset value and offering price per share                          $14.62

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $    3,007,605
Interest                                                              33,212
Foreign taxes withheld                                               (15,062)
                                                              --------------
    Total investment income                                        3,025,755
                                                              --------------
EXPENSES
Investment advisory fee                                            1,596,530
Distribution fee, Class A                                            291,976
Distribution fee, Class B                                            599,948
Distribution fee, Class C                                            360,855
Financial agent fee                                                  154,662
Transfer agent                                                       312,944
Registration                                                          43,343
Custodian                                                             24,768
Printing                                                              22,950
Professional                                                          13,694
Trustees                                                               8,454
Miscellaneous                                                          8,489
                                                              --------------
    Total expenses                                                 3,438,613
    Less expenses borne by investment adviser                        (64,191)
                                                              --------------
    Net expenses                                                   3,374,422
                                                              --------------
NET INVESTMENT LOSS                                                 (348,667)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      239,349
Net change in unrealized appreciation (depreciation) on
  investments                                                     10,682,793
                                                              --------------
NET GAIN ON INVESTMENTS                                           10,922,142
                                                              --------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   10,573,475
                                                              ==============

                       See Notes to Financial Statements                      13

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended          Year
                                            2/29/00        Ended
                                          (Unaudited)     8/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (348,667) $    282,288
  Net realized gain (loss)                     239,349     4,981,093
  Net change in unrealized appreciation
    (depreciation)                          10,682,793    56,853,081
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               10,573,475    62,116,462
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (300,773)     (178,877)
  Net investment income, Class B                    --            --
  Net investment income, Class C                    --            --
  Net realized gains, Class A               (2,877,535)     (815,230)
  Net realized gains, Class B               (1,495,179)     (384,053)
  Net realized gains, Class C                 (914,600)     (153,155)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (5,588,087)   (1,531,315)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,346,677 and 9,742,443 shares,
    respectively)                           64,997,147   132,907,595
  Net asset value of shares issued from
    reinvestment of distributions
    (184,842 and 67,491 shares,
    respectively)                            2,859,495       889,551
  Cost of shares repurchased (2,656,859
    and 2,786,606 shares, respectively)    (39,946,231)  (37,852,057)
                                          ------------  ------------
Total                                       27,910,411    95,945,089
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares
    (1,665,643 and 5,216,234 shares,
    respectively)                           24,584,901    70,319,755
  Net asset value of shares issued from
    reinvestment of distributions
    (91,070 and 25,028 shares,
    respectively)                            1,389,727       327,525
  Cost of shares repurchased (802,747
    and 721,133 shares, respectively)      (11,881,249)   (9,785,374)
                                          ------------  ------------
Total                                       14,093,379    60,861,906
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares
    (1,799,907 and 3,277,763 shares,
    respectively)                           26,706,454    44,490,555
  Net asset value of shares issued from
    reinvestment of distributions
    (57,857 and 10,341 shares,
    respectively)                              882,882       135,365
  Cost of shares repurchased (304,187
    and 252,075 shares, respectively)       (4,503,045)   (3,514,530)
                                          ------------  ------------
Total                                       23,086,291    41,111,390
                                          ------------  ------------
CLASS M
  Cost of shares repurchased (0 and
    11,751 shares, respectively)                    --      (140,889)
                                          ------------  ------------
Total                                               --      (140,889)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      65,090,081   197,777,496
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     70,075,469   258,362,643
NET ASSETS
  Beginning of period                      377,895,314   119,532,671
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($364,052) AND $285,388,
    RESPECTIVELY]                         $447,970,783  $377,895,314
                                          ============  ============

14                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS A
                                                  ---------------------------------------
                                                  SIX MONTHS                      FROM
                                                     ENDED          YEAR       INCEPTION
                                                    2/29/00        ENDED       9/25/97 TO
                                                  (UNAUDITED)     8/31/99       8/31/98
Net asset value, beginning of period                $ 14.61       $ 10.47       $ 10.00
INCOME FROM INVESTMENT OPERATIONS(1)
  Net investment income (loss)(2)                      0.01          0.06          0.06
  Net realized and unrealized gain (loss)              0.42          4.19          0.48
                                                    -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.43          4.25          0.54
                                                    -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.02)        (0.02)        (0.04)
  Dividends from net realized gains                   (0.18)        (0.09)        (0.03)
                                                    -------       -------       -------
      TOTAL DISTRIBUTIONS                             (0.20)        (0.11)        (0.07)
                                                    -------       -------       -------
Change in net asset value                              0.23          4.14          0.47
                                                    -------       -------       -------
NET ASSET VALUE, END OF PERIOD                      $ 14.84       $ 14.61       $ 10.47
                                                    =======       =======       =======
Total return(3)                                        2.89%(6)     40.72%         5.39%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $240,374       $209,210      $76,399

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                1.25%(7)      1.22%(8)      1.25%(7)
  Net investment income (loss)                         0.17%(7)      0.43%         0.57%(7)
Portfolio turnover                                       27%(6)        71%          106%(6)

                                                                  CLASS B
                                                  ---------------------------------------
                                                  SIX MONTHS                      FROM
                                                     ENDED          YEAR       INCEPTION
                                                    2/29/00        ENDED       9/25/97 TO
                                                  (UNAUDITED)     8/31/99       8/31/98
Net asset value, beginning of period               $  14.43       $ 10.40       $  10.00
INCOME FROM INVESTMENT OPERATIONS(1)
  Net investment income (loss)(2)                     (0.04)        (0.04)         (0.02)
  Net realized and unrealized gain (loss)              0.41          4.16           0.48
                                                   --------       --------      --------
      TOTAL FROM INVESTMENT OPERATIONS                 0.37          4.12           0.46
                                                   --------       --------      --------
LESS DISTRIBUTIONS
  Dividends from net investment income                   --            --          (0.03)
  Dividends from net realized gains                   (0.18)        (0.09)         (0.03)
                                                   --------       --------      --------
      TOTAL DISTRIBUTIONS                             (0.18)        (0.09)         (0.06)
                                                   --------       --------      --------
Change in net asset value                              0.19          4.03           0.40
                                                   --------       --------      --------
NET ASSET VALUE, END OF PERIOD                        14.62       $ 14.43       $  10.40
                                                   ========       ========      ========
Total return(3)                                        2.53%(6)     39.72%          4.59%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $124,868       $109,461       $31,902

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                2.00%(7)      1.96%(8)       2.00%(7)
  Net investment income (loss)                        (0.57)%(7)    (0.32)%        (0.19)%(7)
Portfolio turnover                                       27%(6)        71%           106%(6)

(1) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2)  Computed using average shares outstanding.
(3)  Maximum sales charges are not reflected in the total return calculation.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.28%, 1.33% and 1.88% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.03%, 2.08% and 2.63% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(6)  Not annualized.
(7)  Annualized.
(8) For the year ended August 31,1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS C
                                                      ------------------------------------------------
                                                      SIX MONTHS                               FROM
                                                         ENDED              YEAR            INCEPTION
                                                        2/29/00             ENDED           9/25/97 TO
                                                      (UNAUDITED)          8/31/99           8/31/98
Net asset value, beginning of period                    $ 14.43            $ 10.41           $ 10.00
INCOME FROM INVESTMENT OPERATIONS(1)
  Net investment income (loss)(2)                         (0.04)             (0.04)            (0.02)
  Net realized and unrealized gain (loss)                  0.41               4.15              0.49
                                                        -------            -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                     0.37               4.11              0.47
                                                        -------            -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                       --                 --             (0.03)
  Dividends from net realized gains                       (0.18)             (0.09)            (0.03)
                                                        -------            -------           -------
      TOTAL DISTRIBUTIONS                                 (0.18)             (0.09)            (0.06)
                                                        -------            -------           -------
Change in net asset value                                  0.19               4.02              0.41
                                                        -------            -------           -------
NET ASSET VALUE, END OF PERIOD                          $ 14.62            $ 14.43           $ 10.41
                                                        =======            =======           =======
Total return(3)                                            2.53%(5)          39.58%             4.67%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $82,729            $59,224           $11,108

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                    2.00%(6)           1.96%(7)          2.00%(6)
  Net investment income (loss)                            (0.58)%(6)         (0.33)%           (0.18)%(6)
Portfolio turnover                                           27%(5)             71%              106%(5)

(1) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2)  Computed using average shares outstanding.
(3)  Maximum sales charges are not reflected in the total return calculation.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.03%, 2.08% and 2.63% for the periods ended February 29, 2000, August 31, 1999 and 1998, respectively.
(5)  Not annualized.
(6)  Annualized.
(7) For the year ended August 31,1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

16
                       See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix-Oakhurst
Growth & Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (UNAUDITED) (CONTINUED)

liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd., which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                                      1st $1    $1-2      $2+
Fund                                      Adviser     Billion  Billion  Billion
----                                      -------     -------  -------  -------
Core Equity Fund........................     DPIM      0.75%    0.70%    0.65%
Growth & Income Fund....................     PIC       0.75%    0.70%    0.65%

  The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until August 31, 2000, to the extent that such expenses exceed the following percentages of average annual net assets:

Class A  Class B  Class C
-------  -------  -------
 1.25%.   2.00%    2.00%

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $44,628 for Class A shares, and deferred sales charges of $185,765 for Class B shares and $13,919 for Class C shares for the six months ended February 29, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 29, 2000, $952,387 was retained by the Distributor, $350,804 was paid to unaffiliated participants, and $45,035 was paid to W.S Griffith, an indirect subsidary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (UNAUDITED) (CONTINUED)

and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 29, 2000, transfer agent fees were $348,845 of which PEPCO retained $125,505 which is net of the fees paid to State Street.

  At February 29, 2000, PHL and affiliates held Trust shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Core Equity Fund--Class A...............  1,375,977   $16,153,970

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended February 29, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                           Purchases       Sales
                                          ------------  ------------
Core Equity Fund........................  $ 14,549,554  $ 31,493,691
Growth & Income Fund....................   172,890,647   113,882,076

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 29, 2000.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

  This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effecive prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
J. Roger Engemann, Senior Vice President
Gail P. Seneca, Senior Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Michael A. Kearney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISERS
Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3800
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurst Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200

[LOGO]
PHOENIX
INVESTMENT PARTNERS

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For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.
















PXP 212 (4/00)